EMPLOYEE BENEFITS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
EMPLOYEE BENEFITS
Expense of employee benefits	¥ 961	¥ 725	¥ 441